INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Intangible asset, net, consists of the following:

	As of December 31,
	2024	2025	2025
	HKD’000	HKD’000	US$’000

Eligibility rights	600	600	77
Intelligent financial management system	-	3,340	429
Sub-total	600	3,940	506
Less: accumulated depreciation	-	(390)	(50)
Intangible asset, net	600	3,550	456

SCHEDULE OF FUTURE AMORTIZATION INTANGIBLE ASSETS, NET

The analysis of the Company’s future amortization as of December 31, 2025 is as follows:

	Operating leases
	HKD’000	US$’000

Year ending December 31, 2026	668	86
Year ending December 31, 2027	668	86
Year ending December 31, 2028	668	86
Year ending December 31, 2029	668	86
Year ending December 31, 2030	278	35
Total future amortization	2,950	379